Income Taxes (Tables)	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Schedule of Reconcilation of Differences Between Income Taxes

The following reconciles the differences between income taxes computed at the federal income tax rate and the provision for income taxes:

	Year Ended December 31,
	2013	2014
Expected income tax benefit at the federal statutory rate	34.0%	34.0%
State taxes, net of federal benefit	1.5	3.7
Change in effective tax rate	0.0	1.3
Non-deductible items and other	(2.1)	0.4
Federal and state credits	2.0	1.2
Change in valuation allowance	(35.4)	(40.6)

Total	0.0%	0.0%

Schedule of Deferred Tax Assets

The principal components of the Company’s net deferred tax assets consisted of the following at December 31, 2013 and 2014 (in thousands):

	December 31,
	2013	2014
Net operating loss carryforwards	$33,248	$46,024
Research and development tax credits	2,041	2,441
Reserves and accruals	2,728	724
Other	376	2,948

	38,393	52,137
Total deferred tax assets	(38,393)	(52,137)

Net deferred tax assets	$—	$—